Business Acquisitions (Tables)	6 Months Ended
Jun. 30, 2017
Schedule of Purchase Price of Each Transaction

The Board and the Conflicts Committee approved the purchase price for each transaction. The Conflicts Committee retained a financial advisor to assist with its evaluation of each of the transactions. The details of each transaction are as follows:

(U.S. Dollars in thousands)	Provisional Vigdis Knutsen June 1, 2017	Provisional Tordis Knutsen March 1, 2017	Final Raquel Knutsen December 1, 2016
Purchase consideration (1)	$31,759	$32,983	$20,252
Less: Fair value of net assets acquired:
Vessels and equipment (2)	145,772	145,754	116,751
Intangibles: Above market time charter	1,458	1,468
Cash	3,438	609	7,146
Inventories	190	129	307
Derivative assets	226	1,377	207
Others current assets	128	1,348	183
Amounts due from related parties	18,374	20,834	59
Long-term debt	(114,411)	(114,411)	(79,950)
Long-term debt from related parties	(22,703)	(22,960)	(24,019)
Deferred debt issuance	928	795	1,059
Trade accounts payable	(187)	(106)	(167)
Accrued expenses	(1,082)	(503)	(1,179)
Prepaid charter and deferred revenue	—	—	—
Amounts due to related parties	(372)	(1,351)	(145)

Subtotal	31,759	32,983	20,252

Difference between the purchase price and fair value of net assets acquired	—	—	—

Goodwill	—	—	—

Difference between the purchase price and allocated values	$—	$—	$—

(1) The purchase price is comprised of the following:

(U.S. Dollars in thousands)	Provisional Vigdis Knutsen June 1, 2017	Provisional Tordis Knutsen March 1, 2017	Final Raquel Knutsen December 1, 2016
Cash consideration paid to KNOT (from KNOT)	$28,109	$31,242	$(12,019)
Purchase price adjustments	3,650	1,741	7,271
Seller’s credit	—	—	12,981
Seller’s loan	—	—	12,019
Purchase price	$31,759	$32,983	$20,252

(2)	Vessels and equipment includes allocation to dry docking for the Raquel Knutsen of $1.7 million, Tordis Knutsen of $2.8 million, and for the Vigdis Knutsen of $2.7 million.

Raquel Knutsen [Member]
Schedule of Summarized Consolidated Pro Forma Financial Information

The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the year ended December 31, 2016, giving effect to the Partnership’s acquisition and financing of the Raquel Knutsen as if this acquisition had taken place on January 1, 2016. The information is unaudited and is for illustration purposes only.

(U.S. Dollars in thousands)	Year Ended December 31, 2016
Revenue	$190,229
Net income

Tordis Facility [Member]
Schedule of Summarized Consolidated Pro Forma Financial Information

The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the six months ended June 30, 2017, giving effect to the Partnership’s acquisition and financing of the Tordis Knutsen as if this acquisition had taken place on January 1, 2017. Since Tordis Knutsen was delivered from the yard in late 2016 and commenced on its time charter contract in January 2017, there are no pro forma figures for the year ended December 31, 2016. The information is unaudited and is for illustration purposes only.

(U.S. Dollars in thousands)	Six Months Ended June 30, 2017
Revenue	$101,392
Net income	26,864

Vigdis Knutsen [Member]
Schedule of Summarized Consolidated Pro Forma Financial Information

The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the six months ended June 30, 2017, giving effect to the Partnership’s acquisition and financing of the Vigdis Knutsen as if this acquisition had taken place on January 1, 2017. Since Vigdis Knutsen was delivered from the yard in February 2017 and commenced on its time charter contract in April 2017, there are no pro forma figures for the year ended December 31, 2016. The information is unaudited and is for illustration purposes only.

(U.S. Dollars in thousands)	Six Months Ended June 30, 2017
Revenue	$102,548
Net income	23,009